Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011
Statement Of Financial Position [Abstract]
Loan costs, accumulated amortization		$ 4	$ 168
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	23,794,667	23,794,667	17,994,667
Common stock, shares outstanding	23,794,667	23,794,667	17,994,667